Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Minimum Future Charter Revenues for the year ending
2016 (period)	$ 89,783
2017	155,934
2018	103,558
2019	85,545
2020	99,417
Thereafter	1,030,861
Total	$ 1,565,098